ING INVESTORS TRUST

ING PARTNERS, INC.

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(the “Registrants”)

Supplement dated March 15, 2013 to the

Current Prospectuses, Summary Prospectuses, and

Statements of Additional Information (“SAIs”)

for each Series of the above named Registrants

(collectively, the “Portfolios”)

Pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”) has announced its intention to divest ING U.S., Inc. (“ING U.S.”), a wholly owned, indirect subsidiary of ING Groep and a parent company of Directed Services LLC (“DSL”), ING Investments, LLC (“ING Investments”) and ING Investment Management Co. LLC (“ING IM”), each an investment adviser or sub-adviser to one or more of the Portfolios (such divestment, the “Separation Plan”). ING Groep has announced that the base case for divesting ING U.S. is an initial public offering of ING U.S. common stock (the “IPO”), in which ING Groep anticipates selling a portion of its ownership interest in ING U.S. and thereafter divesting its remaining ownership over time. While the base case for the Separation Plan is an IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

The Portfolios are subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities in an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event. To ensure that DSL, ING Investments, and ING IM may continue to provide advisory and sub-advisory services to the Portfolios without interruption, a meeting of the shareholders (the “Shareholder Meeting”) has been scheduled for April 22, 2013.

At the Shareholder Meeting, shareholders will be asked:

1.              To approve a new investment advisory agreement for certain Portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan;

2.              To approve a new investment advisory agreement for certain other Portfolios with DSL prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan;

3.              To approve a new investment advisory agreement for certain Portfolios with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan;

4.              To approve a new investment sub-advisory agreement between DSL or ING Investments, as applicable, and ING IM with respect to certain Portfolios prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan;

5.     To elect 13 nominees to the Registrants’ Boards of Directors/Trustees (the “Board);

6.              To approve an amended advisory fee structure that could increase the advisory fee with respect to certain Portfolios;

7.              To approve a new investment sub-advisory agreement between DSL and ING IM with respect to certain Portfolios and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan;

8.              To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolios’ shareholders; and

9.              To transact such other business, not currently contemplated, that may properly come before the Shareholder Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The table below indicates which proposals shareholders of each Portfolio are asked to approve at the Shareholder Meeting.

Portfolio	Proposal One	Proposal Two	Proposal Three	Proposal Four	Proposal Five	Proposal Six	Proposal Seven	Proposal Eight
ING American Century Small-Mid Cap Value Portfolio	✓				✓			✓
ING American Funds Asset Allocation Portfolio			✓		✓			✓
ING American Funds Global Growth and Income Portfolio			✓		✓			✓
ING American Funds International Growth and Income Portfolio			✓		✓			✓
ING American Funds International Portfolio			✓		✓			✓
ING American Funds World Allocation Portfolio	✓				✓		✓	✓
ING Baron Growth Portfolio	✓				✓			✓
ING BlackRock Health Sciences Opportunities Portfolio		✓			✓			✓
ING BlackRock Inflation Protected Bond Portfolio	✓				✓			✓
ING BlackRock Large Cap Growth Portfolio		✓			✓			✓
ING Bond Portfolio			✓	✓	✓			✓
ING Clarion Global Real Estate Portfolio			✓		✓			✓
ING Clarion Real Estate Portfolio	✓				✓			✓
ING Columbia Small Cap Value II Portfolio	✓				✓			✓
ING Davis New York Venture Portfolio	✓				✓			✓
ING DFA Global Allocation Portfolio	✓				✓			✓
ING DFA World Equity Portfolio	✓				✓			✓
ING Fidelity® VIP Contrafund® Portfolio	✓				✓			✓
ING Fidelity® VIP Equity-Income Portfolio	✓				✓			✓
ING Fidelity® VIP Mid Cap Portfolio	✓				✓			✓

Portfolio	Proposal One	Proposal Two	Proposal Three	Proposal Four	Proposal Five	Proposal Six	Proposal Seven	Proposal Eight
ING FMRSM Diversified Mid Cap Portfolio		✓			✓			✓
ING Franklin Income Portfolio	✓				✓			✓
ING Franklin Mutual Shares Portfolio		✓			✓			✓
ING Franklin Templeton Founding Strategy Portfolio	✓				✓			✓
ING GET U.S. Core Portfolio — Series 11					✓
ING GET U.S. Core Portfolio — Series 12			✓	✓	✓			✓
ING GET U.S. Core Portfolio — Series 13			✓	✓	✓			✓
ING GET U.S. Core Portfolio — Series 14			✓	✓	✓			✓
ING Global Bond Portfolio	✓			✓	✓			✓
ING Global Resources Portfolio		✓		✓	✓			✓
ING Goldman Sachs Commodity Strategy Portfolio			✓		✓			✓
ING Growth and Income Core Portfolio					✓
ING Index Solution 2015 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2020 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2025 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2030 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2035 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2040 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2045 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2050 Portfolio	✓				✓	✓	✓	✓
ING Index Solution 2055 Portfolio	✓				✓	✓	✓	✓
ING Index Solution Income Portfolio	✓				✓	✓	✓	✓
ING International Value Portfolio			✓	✓	✓			✓
ING Invesco Van Kampen Comstock Portfolio	✓				✓			✓
ING Invesco Van Kampen Equity and Income Portfolio	✓				✓			✓
ING Invesco Van Kampen Growth and Income Portfolio		✓			✓			✓
ING JPMorgan Emerging Markets Equity Portfolio		✓			✓			✓
ING JPMorgan Mid Cap Value Portfolio	✓				✓			✓
ING JPMorgan Small Cap Core Equity Portfolio		✓			✓			✓
ING Large Cap Growth Portfolio	✓			✓	✓			✓
ING Large Cap Value Portfolio	✓			✓	✓			✓
ING Limited Maturity Bond Portfolio		✓		✓	✓			✓
ING Liquid Assets Portfolio		✓		✓	✓			✓
ING Marsico Growth Portfolio		✓			✓			✓
ING MFS Total Return Portfolio		✓			✓			✓
ING MFS Utilities Portfolio	✓				✓			✓
ING MidCap Opportunities Portfolio			✓	✓	✓			✓
ING Morgan Stanley Global Franchise Portfolio		✓			✓			✓
ING Oppenheimer Active Allocation Portfolio					✓
ING Oppenheimer Global Portfolio	✓				✓			✓
ING PIMCO High Yield Portfolio		✓			✓			✓
ING PIMCO Total Return Bond Portfolio		✓			✓			✓

Portfolio	Proposal One	Proposal Two	Proposal Three	Proposal Four	Proposal Five	Proposal Six	Proposal Seven	Proposal Eight
ING PIMCO Total Return Portfolio	✓				✓			✓
ING Pioneer Fund Portfolio		✓			✓			✓
ING Pioneer High Yield Portfolio	✓				✓			✓
ING Pioneer Mid Cap Value Portfolio		✓			✓			✓
ING Retirement Conservative Portfolio	✓				✓		✓	✓
ING Retirement Growth Portfolio	✓				✓		✓	✓
ING Retirement Moderate Growth Portfolio	✓				✓		✓	✓
ING Retirement Moderate Portfolio	✓				✓		✓	✓
ING SmallCap Opportunities Portfolio			✓	✓	✓			✓
ING Solution 2015 Portfolio	✓				✓	✓	✓	✓
ING Solution 2020 Portfolio	✓				✓	✓	✓	✓
ING Solution 2025 Portfolio	✓				✓	✓	✓	✓
ING Solution 2030 Portfolio	✓				✓	✓	✓	✓
ING Solution 2035 Portfolio	✓				✓	✓	✓	✓
ING Solution 2040 Portfolio	✓				✓	✓	✓	✓
ING Solution 2045 Portfolio	✓				✓	✓	✓	✓
ING Solution 2050 Portfolio	✓				✓	✓	✓	✓
ING Solution 2055 Portfolio	✓				✓	✓	✓	✓
ING Solution Aggressive Growth Portfolio	✓				✓	✓	✓	✓
ING Solution Conservative Portfolio	✓				✓	✓	✓	✓
ING Solution Growth Portfolio	✓				✓	✓	✓	✓
ING Solution Income Portfolio	✓				✓	✓	✓	✓
ING Solution Moderate Portfolio	✓				✓	✓	✓	✓
ING T. Rowe Price Capital Appreciation Portfolio		✓			✓			✓
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	✓				✓			✓
ING T. Rowe Price Equity Income Portfolio		✓			✓			✓
ING T. Rowe Price Growth Equity Portfolio	✓				✓			✓
ING T. Rowe Price International Stock Portfolio	✓				✓			✓
ING Templeton Foreign Equity Portfolio	✓				✓			✓
ING Templeton Global Growth Portfolio		✓			✓			✓
ING UBS U.S. Large Cap Equity Portfolio					✓
ING U.S. Stock Index Portfolio		✓		✓	✓			✓

If you require additional information regarding the Shareholder Meeting, you may contact the Proxy Solicitor toll-free at (800) 628-8528.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE